UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Caip Partners, LLC

Address:  137 Rowayton Avenue, Suite 200
          Rowayton, Connecticut 06853

13F File Number: 028-13400

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Walter G. Schendel III
Title:    Managing Member
Phone:    (203) 523-0349

Signature, Place and Date of Signing:


/s/ Walter G. Schendel III.    Rowayton, Connecticut         November 16, 2009
--------------------------     -----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:   110

Form 13F Information Table Value Total:  $300,085
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number           Name
---         --------------------           --------------------------
(1)         028-13401                      Caip Global Partners, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2       COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6       COL 7        COLUMN 8
------------------------      --------------    ---------  --------  ---------------  ----------      -----  --------------------
                                                            VALUE    SHRS OR H/ PUT/  INVESTMENT      OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (X$1000)  PRN AMT RN CALL  DISCRETION      MNGRS  SOLE    SHARED  NONE
------------------------      --------------    ---------  --------  ------- -- ----  ----------      -----  ----    ------  ----
AGNICO EAGLE MINES LTD         COM              008474108   2,586     38,118 SH       SOLE            NONE    38,118
AGNICO EAGLE MINES LTD         COM              008474108   2,910     42,882 SH       SHARED-DEFINED  (1)     42,882
ALCOA INC                      COM              013817101   4,508    343,629 SH       SOLE            NONE   343,629
ALCOA INC                      COM              013817101   5,072    386,571 SH       SHARED-DEFINED  (1)    386,571
AMR CORP                       COM              001765106   1,187    149,268 SH       SOLE            NONE   149,268
AMR CORP                       COM              001765106   1,335    167,932 SH       SHARED-DEFINED  (1)    167,932
ASSURED GUARANTY LTD           COM              G0585R106   1,447     74,496 SH       SOLE            NONE    74,496
ASSURED GUARANTY LTD           COM              G0585R106   1,627     83,804 SH       SHARED-DEFINED  (1)     83,804
BJ SVCS CO                    COM               055482103   1,014     52,189    PUT   SOLE            NONE    52,189
BJ SVCS CO                    COM               055482103   1,141     58,711    PUT   SHARED-DEFINED  (1)     58,711
CAMECO CORP                    COM              13321L108   4,648    167,203 SH       SOLE            NONE   167,203
CAMECO CORP                    COM              13321L108   5,229    188,097 SH       SHARED-DEFINED  (1)    188,097
CAPITAL ONE FINL CORP          COM              14040H105     943     26,400 SH       SOLE            NONE    26,400
CAPITAL ONE FINL CORP          COM              14040H105   1,061     29,700 SH       SHARED-DEFINED  (1)     29,700
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202   2,213     64,627 SH       SOLE            NONE    64,627
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202   2,492     72,773 SH       SHARED-DEFINED  (1)     72,773
COGENT COMM GROUP INC         COM NEW           19239V302     891     78,876 SH       SOLE            NONE    78,876
COGENT COMM GROUP INC         COM NEW           19239V302   1,003     88,724 SH       SHARED-DEFINED  (1)     88,724
CTC MEDIA INC                  COM              12642X106   1,177     74,872 SH       SOLE            NONE    74,872
CTC MEDIA INC                  COM              12642X106   1,324     84,228 SH       SHARED-DEFINED  (1)     84,228
CTRIP COM INTL LTD             ADR              22943F100   3,939     67,009 SH       SOLE            NONE    67,009
CTRIP COM INTL LTD             ADR              22943F100   4,432     75,391 SH       SHARED-DEFINED  (1)     75,391
DELL INC                       COM              24702R101   2,322    152,187 SH       SOLE            NONE   152,187
DELL INC                       COM              24702R101   2,613    171,213 SH       SHARED-DEFINED  (1)    171,213
DELTA AIR LINES INC DEL       COM NEW           247361702   5,482    611,800    CALL  SOLE            NONE   611,800
DELTA AIR LINES INC DEL       COM NEW           247361702   6,166    688,200    CALL  SHARED-DEFINED  (1)    688,200
DOMTAR CORP                    COM NEW          257559203   2,484     70,541 SH       SOLE            NONE    70,541
DOMTAR CORP                    COM NEW          257559203   2,795     79,359 SH       SHARED-DEFINED  (1)     79,359
EBAY INC                       COM              278642103   3,655    154,873 SH       SOLE            NONE   154,873
EBAY INC                       COM              278642103   4,112    174,227 SH       SHARED-DEFINED  (1)    174,227
ENERGY RECOVERY INC            COM              29270J100     465     79,656 SH       SOLE            NONE    79,656
ENERGY RECOVERY INC            COM              29270J100     523     89,613 SH       SHARED-DEFINED  (1)     89,613
EXCO RESOURCES INC             COM              269279402   1,502     80,360 SH       SOLE            NONE    80,360
EXCO RESOURCES INC             COM              269279402   1,688     90,340 SH       SHARED-DEFINED  (1)     90,340
GOLDMAN SACHS GROUP INC       COM               31841G104   3,466     18,800    PUT   SOLE            NONE    18,800
GOLDMAN SACHS GROUP INC       COM               31841G104   3,908     21,200    PUT   SHARED-DEFINED  (1)     21,200
INTL PAPER CO                 COM               460146103   2,030     91,327 SH       SOLE            NONE    91,327
INTL PAPER CO                 COM               460146103   2,282    102,673 SH       SHARED-DEFINED  (1)    102,673
INTL PAPER CO                 COM               460146103   1,561     70,200    CALL  SOLE            NONE    70,200
INTL PAPER CO                 COM               460146103   1,774     79,800    CALL  SHARED-DEFINED  (1)     79,800
ISHARES TR INDEX              DJ US REAL EST    464287739   1,003     23,500    PUT   SOLE            NONE    23,500
ISHARES TR INDEX              DJ US REAL EST    464287739   1,131     26,500    PUT   SHARED-DEFINED  (1)     26,500
ISHARES TR INDEX              BARCLYS 20+ YR    464287432   4,637     47,000    PUT   SOLE            NONE    47,000
ISHARES TR INDEX              BARCLYS 20+ YR    464287432   5,229     53,000    PUT   SHARED-DEFINED  (1)     53,000
ISHARES TR INDEX              RUSSELL 2000      464287655   6,241    103,600    PUT   SOLE            NONE   103,600
ISHARES TR INDEX              RUSSELL 2000      464287655   7,012    116,400    PUT   SHARED-DEFINED  (1)    116,400
JETBLUE AIRWAYS CORP          COM               477143101   2,814    470,600    CALL  SOLE            NONE   470,600
JETBLUE AIRWAYS CORP          COM               477143101   3,166    529,400    CALL  SHARED-DEFINED  (1)    529,400
KAPSTONE PAPER & PACKAGING C   COM              48562P103   1,501    184,417 SH       SOLE            NONE   184,417
KAPSTONE PAPER & PACKAGING C   COM              48562P103   1,689    207,463 SH       SHARED-DEFINED  (1)    207,463
KITE RLTY GROUP TR             COM              49803T102     291     69,748 SH       SOLE            NONE    69,748
KITE RLTY GROUP TR             COM              49803T102     331     79,297 SH       SHARED-DEFINED  (1)     79,297
LUFKIN INDS INC                COM              549764108     495      9,300 SH       SOLE            NONE     9,300
LUFKIN INDS INC                COM              549764108     553     10,400 SH       SHARED-DEFINED  (1)     10,400
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105     498     86,531 SH       SOLE            NONE    86,531
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105     567     98,469 SH       SHARED-DEFINED  (1)     98,469
MEMC ELECTR MATLS INC          COM              552715104   2,151    129,367 SH       SOLE            NONE   129,367
MEMC ELECTR MATLS INC          COM              552715104   2,420    145,533 SH       SHARED-DEFINED  (1)    145,533
MERCADOLIBRE INC               COM              58733R102   1,085     28,202 SH       SOLE            NONE    28,202
MERCADOLIBRE INC               COM              58733R102   1,220     31,728 SH       SHARED-DEFINED  (1)     31,728
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110   4,344     59,722 SH       SOLE            NONE    59,722
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110   4,887     67,178 SH       SHARED-DEFINED  (1)     67,178
MONSTER WORLDWIDE INC          COM              611742107   1,421     81,272 SH       SOLE            NONE    81,272
MONSTER WORLDWIDE INC          COM              611742107   1,598     91,428 SH       SHARED-DEFINED  (1)     91,428
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206   2,894    138,056 SH       SOLE            NONE   138,056
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206   3,255    155,309 SH       SHARED-DEFINED  (1)    155,309
NOVATEL WIRELESS INC           COM NEW          66987M604   1,921    169,137 SH       SOLE            NONE   169,137
NOVATEL WIRELESS INC           COM NEW          66987M604   2,161    190,263 SH       SHARED-DEFINED  (1)    190,263
PACKAGING CORP AMER            COM              695156109     467     22,889 SH       SOLE            NONE    22,889
PACKAGING CORP AMER            COM              695156109     525     25,711 SH       SHARED-DEFINED  (1)     25,711
PACKAGING CORP AMER            COM              695156109   1,440     70,600    CALL  SOLE            NONE    70,600
PACKAGING CORP AMER            COM              695156109   1,620     79,400    CALL  SHARED-DEFINED  (1)     79,400
PETROHAWK ENERGY CORP          COM              716495106   2,176     89,891 SH       SOLE            NONE    89,891
PETROHAWK ENERGY CORP          COM              716495106   2,448    101,109 SH       SHARED-DEFINED  (1)    101,109
PRICELINE COM INC              COM NEW          741503403     988      5,961 SH       SOLE            NONE     5,961
PRICELINE COM INC              COM NEW          741503403   1,151      6,939 SH       SHARED-DEFINED  (1)      6,939
PROSHARES TR II               PSHS ULTSH 20YRS  74347R297   2,295     52,142 SH       SOLE            NONE    52,142
PROSHARES TR II               PSHS ULTSH 20YRS  74347R297   2,582     58,658 SH       SHARED-DEFINED  (1)     58,658
REGIONS FINANCIAL CORP NEW     COM              7591EP100     887    142,778 SH       SOLE            NONE   142,778
REGIONS FINANCIAL CORP NEW     COM              7591EP100     997    160,622 SH       SHARED-DEFINED  (1)    160,622
SANDISK CORP                   COM              80004C101   4,337    199,862 SH       SOLE            NONE   199,862
SANDISK CORP                   COM              80004C101   4,879    224,838 SH       SHARED-DEFINED  (1)    224,838
SANDRIDGE ENERGY INC           COM              80007P307   3,497    269,821 SH       SOLE            NONE   269,821
SANDRIDGE ENERGY INC           COM              80007P307   3,934    303,579 SH       SHARED-DEFINED  (1)    303,579
SCIENTIFIC GAMES CORP          CL A             80874P109   4,767    301,117 SH       SOLE            NONE   301,117
SCIENTIFIC GAMES CORP          CL A             80874P109   5,419    342,320 SH       SHARED-DEFINED  (1)    342,320
SOCIEDAD QUIMICA MINERA DE C  SPON ADR SER B    833635105     497     12,706 SH       SOLE            NONE    12,706
SOCIEDAD QUIMICA MINERA DE C  SPON ADR SER B    833635105     559     14,294 SH       SHARED-DEFINED  (1)     14,294
SOUTHWESTERN ENERGY CO         COM              845467109     488     11,435 SH       SOLE            NONE    11,435
SOUTHWESTERN ENERGY CO         COM              845467109     549     12,865 SH       SHARED-DEFINED  (1)     12,865
SPDR GOLD TRUST                GOLD SHS         78463V107   3,857     39,022 SH       SOLE            NONE    39,022
SPDR GOLD TRUST                GOLD SHS         78463V107   4,377     44,278 SH       SHARED-DEFINED  (1)     44,278
SPDR TR                       UNIT SER 1        78462F103  22,797    215,900    PUT   SOLE            NONE   215,900
SPDR TR                       UNIT SER 1        78462F103  25,774    244,100    PUT   SHARED-DEFINED  (1)    244,100
SPRINT NEXTEL CORP             COM SER 1        852061100   2,870    726,472 SH       SOLE            NONE   726,472
SPRINT NEXTEL CORP             COM SER 1        852061100   3,228    817,228 SH       SHARED-DEFINED  (1)    817,228
SUNPOWER CORP                  COM CL A         867652109   2,656     88,848 SH       SOLE            NONE    88,848
SUNPOWER CORP                  COM CL A         867652109   2,988     99,952 SH       SHARED-DEFINED  (1)     99,952
SUNSTONE HOTEL INVS INC NEW    COM              867892101   1,226    172,726 SH       SOLE            NONE   172,726
SUNSTONE HOTEL INVS INC NEW    COM              867892101   1,380    194,374 SH       SHARED-DEFINED  (1)    194,374
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     857     56,400 SH       SOLE            NONE    56,400
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     964     63,400 SH       SHARED-DEFINED  (1)     63,400
TEMPLE INLAND INC              COM              879868107   1,739    105,931 SH       SOLE            NONE   105,931
TEMPLE INLAND INC              COM              879868107   1,957    119,169 SH       SHARED-DEFINED  (1)    119,169
VALUEVISION MEDIA INC          CL A             92047K107      93     28,235 SH       SOLE            NONE    28,235
VALUEVISION MEDIA INC          CL A             92047K107     105     31,765 SH       SHARED-DEFINED  (1)     31,765
XTO ENERGY INC                 COM              98385X106   1,382     33,446 SH       SOLE            NONE    33,446
XTO ENERGY INC                 COM              98385X106   1,556     37,654 SH       SHARED-DEFINED  (1)     37,654
YAHOO INC                      COM              984332106   2,944    165,273 SH       SOLE            NONE   165,273
YAHOO INC                      COM              984332106   3,311    185,927 SH       SHARED-DEFINED  (1)    185,927

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